Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 17 — Segment Information

RAI’s reportable operating segments are RJR Tobacco, American Snuff and Santa Fe. The RJR Tobacco segment consists of the primary operations of R. J. Reynolds Tobacco Company. The American Snuff segment consists of the primary operations of American Snuff Co. and, prior to its sale, Lane. During the fourth quarter of 2011, RAI elected to begin reporting the Santa Fe segment, which includes the primary operations of SFNTC. RAI has retrospectively revised segment disclosures for all periods presented. Although the operations and results of Santa Fe currently do not meet the quantitative criteria to be required to be reported, RAI management believes that reporting this segment is important to the financial statement user for additional understanding and transparency with respect to the aggregate operations and results of RAI’s subsidiaries that produce and market cigarettes in the U.S. Niconovum AB, among other RAI subsidiaries, is included in All Other. The segments were identified based on how RAI’s chief operating decision maker allocates resources and assesses performance. Certain of RAI’s operating subsidiaries have entered into intercompany agreements for products or services with other subsidiaries. As a result, certain activities of an operating subsidiary may be included in a different segment of RAI.

RAI’s largest reportable operating segment, RJR Tobacco, is the second largest cigarette manufacturer in the United States. RJR Tobacco’s brands include many of the best-selling cigarettes in the United States: CAMEL, PALL MALL, WINSTON, KOOL, DORAL and SALEM. Those brands, and its other brands, including MISTY and CAPRI, are manufactured in a variety of styles and marketed in the United States. As part of its total tobacco strategy, RJR Tobacco also offers two types of smoke-free tobacco products, CAMEL Snus, and in certain lead markets, CAMEL Dissolvables. RJR Tobacco also manages contract manufacturing of cigarette and tobacco products through arrangements with BAT affiliates, and manages the export of tobacco products to certain U.S. territories, U.S. duty-free shops and U.S. overseas military bases.

American Snuff, is the second largest smokeless tobacco products manufacturer in the United States. American Snuff’s primary brands include its largest selling moist snuff brands, GRIZZLY and KODIAK.

Santa Fe manufactures and markets cigarettes and other tobacco products under the NATURAL AMERICAN SPIRIT brand, as well as manages RJR Tobacco’s super premium cigarette brands, DUNHILL and STATE EXPRESS 555, which are licensed from BAT.

RAI’s operating subsidiaries’ sales to foreign countries, primarily to related parties, for the years ended December 31, 2011, 2010 and 2009 were $610 million, $525 million and $548 million, respectively. Intersegment revenues and items below the operating income line of the consolidated statements of income are not presented by segment, since they are excluded from the measure of segment profitability reviewed by RAI’s chief operating decision maker. Additionally, information about total assets by segment is not reviewed by RAI’s chief operating decision maker and therefore is not disclosed.

Segment Data:

	2011	2010(3)	2009(3)
Net sales:
RJR Tobacco	$7,317	$7,368	$7,354
American Snuff	648	719	673
Santa Fe	416	338	269
All Other	160	126	123

Consolidated net sales	$8,541	$8,551	$8,419

Operating income:
RJR Tobacco	$1,958	$2,096	$1,493
American Snuff	331	320	276
Santa Fe	186	123	86
All Other	18	(14)	14
Corporate expense	(94)	(93)	(106)

Consolidated operating income	$2,399	$2,432	$1,763

Cash capital expenditures:
RJR Tobacco	$55	$52	$55
American Snuff	106	104	75
Santa Fe	7	2	7
All Other	22	16	4

Consolidated capital expenditures	$190	$174	$141

Depreciation and amortization expense:
RJR Tobacco	$110	$119	$123
American Snuff	17	17	13
Santa Fe	5	7	6
All Other	6	8	2

Consolidated depreciation and amortization expense	$138	$151	$144

Reconciliation to income from continuing operations before income taxes:
Operating income (1)(2)	$2,399	$2,432	$1,763
Interest and debt expense	221	232	251
Interest income	(11)	(12)	(19)
Other expense, net	3	7	9

Income from continuing operations before income taxes	$2,186	$2,205	$1,522

(1)	Includes restructuring and/or asset impairment charges of $38 million and $56 million for the years ended December 31, 2010 and 2009, respectively.

(2)	Includes trademark and/or goodwill impairment charges of $48 million, $32 million and $567 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(3)	Revised financial data for 2010 and 2009 to reflect RAI’s elective change in accounting for pension and postretirement benefits. See note 1 to consolidated financial statements.

Sales made to McLane Company, Inc., a distributor, comprised approximately 27% of RAI’s revenue in each of 2011, 2010 and 2009. McLane Company, Inc. is a customer in all segments. No other customer accounted for 10% or more of RAI’s revenue during those periods.